Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives1	3 years
Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives1	7 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Four Customers [Member]
Concentration Risk, Percentage	87.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Customers [Member]
Concentration Risk Number of Customers		2
Concentration Risk, Percentage		91.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk Number of Customers	4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage	86.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk Number of Customers	3
Medical Equipment, Sales Demos [Member]
Property, Plant and Equipment Estimated Useful Lives1	5 years
Number of Financial Institutions	1
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Warranty Period	1 year